BORROWINGS - Interest on Debt (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Interest on Debt
Interest expense	$ 21	$ 14	$ 64	$ 63	$ 76